CONDENSED STATEMENT OF OPERATIONS (Parenthetical) - shares	1 Months Ended	2 Months Ended
	May 01, 2020	Jun. 30, 2020
Class A Common Stock
Common stock, outstanding	0	1,156,073
Class B Common Stock
Common stock, outstanding	5,750,000	5,750,000
Maximum | Class A Common Stock
Weighted average number of common stock subject to possible forfeitures		21,843,927
Maximum | Over-Allotment Units | Class B Common Stock
Weighted average number of common stock subject to possible forfeitures	750,000